Note 12 - Stock Options and Warrants Outstanding (Details) - Stock Options and Warrants Outstanding Activities (USD $)	0 Months Ended	9 Months Ended	12 Months Ended
	May 28, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 12 - Stock Options and Warrants Outstanding (Details) - Stock Options and Warrants Outstanding Activities [Line Items]
Number of shares under option		16,500,000	5,500,000	12,100,000	15,473,750
Weighted average exercise price		$ 0.03	$ 0.12	$ 0.20	$ 0.39
Weighted average remaining contractual term		259 days	131 days	1 year 65 days	2 years 164 days
Number of shares under option - granted	11,000,000	12,500,000	3,425,000	2,875,000
Weighted average exercise price - granted	$ 0.01	$ 0.01	$ 0.11	$ 0.18
Weighted average remaining contractual term - granted		1 year 32 days	204 days	357 days
Number of shares under option - exercised		(1,000,000)	(2,500,000)	(575,000)
Weighted average exercise price - exercised		$ 0.02	$ 0.05	$ 0.25
Number of shares under option - forfeited or expired		(500,000)	(7,525,000)	(5,673,750)
Weighted average exercise price - forfeited or expired		$ 0.50
Warrant [Member]
Note 12 - Stock Options and Warrants Outstanding (Details) - Stock Options and Warrants Outstanding Activities [Line Items]
Number of shares under option		6,249,008	6,249,008
Weighted average exercise price		$ 0.17	$ 0.17
Weighted average remaining contractual term		3 months	124 days